SIGNIFICANT ACCOUNTING POLICIES - Accounting Changes and Recent Pronouncements Issued - Recently Adopted Accounting Standards and Future Accounting Changes (Details) - Accounting Standards Update 2021-05
Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES
Change in Accounting Principle, Accounting Standards Update, Adopted	true
Change in Accounting Principle, Accounting Standards Update, Adoption Date	Jan. 01, 2021